INVENTORY (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORY [Abstract]
Schedule of Inventory
	2012	2011

Finished Goods	$270,776	$421,965
Work in process	101,694	73,669
Raw Materials	445,215	287,808

	$817,685	$783,442